Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities [Abstract]
Accrued legal	$ 8,684
Accrued interest	5,516	1,992
Accrued financing cost	3,537
Accrued construction expense	2,134
Accrued transaction cost - business combination	1,527
Accrued audit fees	800
Accrued payroll	148	501
Other accrued expenses	2,064	978
Total	$ 24,410	$ 3,471